Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Segmented operating revenues	$ 35	$ 753	$ 1,062	$ 558
Cost of revenues	45	430	699	243
Gross profit (loss)	(10)	323	363	315
Total operating expenses net of depreciation, amortization, and impairment	2,524	3,270	14,511	38,845
Depreciation and amortization	77	309	3,357	818
Other (income) expense	886	310	2,743	9,261
Income (loss) from continuing operations	(1,648)	$ (2,637)	(11,405)	(29,269)
Segmented assets
Property and equipment, net	747		$ 824	$ 2,619
Intangible assets, net	3,223
Capital expenditures
Trend Holdings [Member]
Segmented operating revenues	23
Cost of revenues
Gross profit (loss)	23
Total operating expenses net of depreciation, amortization, and impairment	139
Depreciation and amortization
Other (income) expense	(148)
Income (loss) from continuing operations	32
Segmented assets
Property and equipment, net
Intangible assets, net	3,223
Capital expenditures
Zest Labs [Member]
Segmented operating revenues	12
Cost of revenues	45
Gross profit (loss)	(33)
Total operating expenses net of depreciation, amortization, and impairment	2,308
Depreciation and amortization	77
Other (income) expense	(738)
Income (loss) from continuing operations	(1,680)
Segmented assets
Property and equipment, net	747
Intangible assets, net
Capital expenditures